INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Stockpiled ore	$ 25,669
Work-in-process	4,353
Finished goods	4,897
Materials and supplies	5,284
Total inventories	$ 40,203	$ 0